BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2024
	Shares	Value
COMMON STOCKS – 72.4%
AUSTRALIA – 3.2%
Diversified – 1.3%
Charter Hall Group	28,300	$253,441
Stockland	82,300	260,057
The GPT Group	37,900	112,791
Total Diversified		626,289
Industrial – 0.3%
Goodman Group	7,600	167,407
Toll Roads – 1.6%
Transurban Group	93,609	812,068
Total AUSTRALIA		1,605,764
BRAZIL – 1.0%
Electricity Transmission & Distribution – 0.5%
Equatorial Energia SA	42,304	275,819
Rail – 0.5%
Rumo SA	52,033	230,213
Total BRAZIL		506,032
CANADA – 4.1%
Midstream – 0.6%
AltaGas Ltd.	13,152	290,508
Pipeline Transportation/Petroleum – 0.5%
Pembina Pipeline Corp.	6,835	241,549
Pipelines – 1.3%
TC Energy Corp.	16,153	649,252
Rail – 0.7%
Canadian Pacific Kansas City Ltd.	3,615	318,733
Residential – 1.0%
Boardwalk Real Estate Investment Trust	4,458	256,971
InterRent Real Estate Investment Trust	24,999	250,258
Total Residential		507,229
Total CANADA		2,007,271
CHINA – 0.8%
Gas Utilities – 0.8%
China Resources Gas Group Ltd.	85,718	273,531
ENN Energy Holdings Ltd.	17,060	132,743
Total Gas Utilities		406,274
Total CHINA		406,274
DENMARK – 0.3%
Renewables/Electric Generation – 0.3%
Orsted A/S(a)(b)	2,938	164,172
Total DENMARK		164,172
FRANCE – 1.1%
Office – 0.4%
Gecina SA	2,183	222,981
Retail – 0.7%
Unibail-Rodamco-Westfield(a)	4,260	342,703
Total FRANCE		565,684
GERMANY – 1.6%
Renewables/Electric Generation – 0.7%
RWE AG	9,347	317,679
Residential – 0.9%
TAG Immobilien AG(a)	10,448	142,795
Vonovia SE	10,568	312,304
Total Residential		455,099
Total GERMANY		772,778
GREECE – 0.3%
Airports – 0.3%
Athens International Airport SA(a)	17,201	157,737
Total GREECE		157,737
HONG KONG – 1.7%
Diversified – 0.7%
CK Asset Holdings Ltd.	19,700	81,177
Sun Hung Kai Properties Ltd.	25,160	243,038
Total Diversified		324,215
Renewables/Electric Generation – 0.7%
CLP Holdings Ltd.	42,668	340,330
Retail – 0.3%
Wharf Real Estate Investment Company Ltd.	47,888	155,919
Total HONG KONG		820,464
JAPAN – 4.2%
Airports – 0.3%
Japan Airport Terminal Co. Ltd.	4,118	162,727
Diversified – 0.1%
Tokyu Fudosan Holdings Corp.	9,300	75,139
Industrial – 0.6%
Daiwa House REIT Investment Corp.	81	138,558
GLP J-Reit	183	153,354
Total Industrial		291,912
Office – 2.2%
Daiwa Office Investment Corp.	34	132,388
Japan Real Estate Investment Corp.	82	292,317
Mitsubishi Estate Co. Ltd.	16,558	302,117
Mitsui Fudosan Company Ltd.	33,717	363,519
Total Office		1,090,341
Rail – 1.0%
East Japan Railway Co.	17,781	341,131
West Japan Railway Co.	6,282	130,918
Total Rail		472,049
Total JAPAN		2,092,168
MEXICO – 0.8%
Airports – 0.8%
Grupo Aeroportuario del Pacifico SAB de CV	25,296	410,786
Total MEXICO		410,786
NETHERLANDS – 1.0%
Industrial – 0.3%
CTP NV(b)	9,016	160,835
Toll Roads – 0.7%
Ferrovial SE	8,867	351,062
Total NETHERLANDS		511,897
NEW ZEALAND – 0.7%
Airports – 0.7%
Auckland International Airport Ltd.	70,632	352,362
Total NEW ZEALAND		352,362
SINGAPORE – 0.5%
Data Centers – 0.3%
Keppel DC REIT	101,100	129,489
Diversified – 0.2%
CapitaLand Integrated Commercial Trust	76,100	111,582
Total SINGAPORE		241,071
SPAIN – 1.8%
Airports – 0.7%
Aena SME SA(b)	1,801	354,714
Communications Infrastructure – 0.8%
Cellnex Telecom SA(b)	10,445	369,490
Electricity Transmission & Distribution – 0.3%
Redeia Corp. SA	9,873	168,642
Total SPAIN		892,846
SWEDEN – 0.5%
Diversified – 0.3%
Fastighets AB Balder(a)	20,800	152,786
Office – 0.2%
Castellum AB(a)	5,540	72,860
Total SWEDEN		225,646
UNITED KINGDOM – 3.1%
Electricity Transmission & Distribution – 0.9%
National Grid PLC	31,225	420,725
Industrial – 0.3%
Tritax Big Box REIT PLC	83,512	166,034
Residential – 0.5%
The UNITE Group PLC	21,224	262,547
Retail – 0.5%
Capital & Counties Properties PLC	128,532	233,303
Water – 0.9%
Pennon Group PLC	23,257	189,925
Severn Trent PLC	7,734	241,325
Total Water		431,250
Total UNITED KINGDOM		1,513,859
UNITED STATES – 45.7%
Communications – 2.2%
American Tower Corp.	395	78,048
Crown Castle, Inc.	5,600	592,648
SBA Communications Corp.	1,874	406,096
Total Communications		1,076,792
Data Centers – 2.1%
Digital Realty Trust, Inc.	1,294	186,388
Equinix, Inc.	1,059	874,024
Total Data Centers		1,060,412
Electricity Transmission & Distribution – 5.2%
CenterPoint Energy, Inc.	23,326	664,558
Eversource Energy	6,257	373,981
PG&E Corp.	40,285	675,176
Sempra	11,835	850,108
Total Electricity Transmission & Distribution		2,563,823
Gas Utilities – 1.4%
NiSource, Inc.	24,234	670,313
Gathering & Processing – 1.5%
Hess Midstream LP	6,812	246,118
MPLX LP	5,858	243,458
Western Midstream Partners LP	7,483	266,021
Total Gathering & Processing		755,597
Health Care – 2.4%
CareTrust REIT, Inc.	12,067	294,073
Omega Healthcare Investors, Inc.	5,900	186,853
Ventas, Inc.	5,724	249,223
Welltower, Inc.	4,830	451,315
Total Health Care		1,181,464
Hotel – 0.9%
DiamondRock Hospitality Co.	17,820	171,250
Pebblebrook Hotel Trust	8,400	129,444
RLJ Lodging Trust	10,420	123,165
Total Hotel		423,859
Industrial – 2.3%
First Industrial Realty Trust, Inc.	5,400	283,716
Prologis, Inc.	6,596	858,931
Total Industrial		1,142,647
Midstream – 4.5%
Cheniere Energy, Inc.	4,520	728,986
ONEOK, Inc.	4,472	358,520
Targa Resources Corp.	5,545	620,984
The Williams Companies, Inc.	13,805	537,981
Total Midstream		2,246,471
Net Lease – 3.1%
Agree Realty Corp.	3,849	219,855
Essential Properties Realty Trust, Inc.	12,917	344,367
Realty Income Corp.	11,159	603,702
VICI Properties, Inc.	12,930	385,185
Total Net Lease		1,553,109
Office – 0.8%
Cousins Properties, Inc.	10,831	260,377
Kilroy Realty Corp.	4,300	156,649
Total Office		417,026
Pipeline Transportation/Natural Gas – 1.0%
Energy Transfer LP	15,774	248,125
Enterprise Products Partners LP	8,257	240,939
Total Pipeline Transportation/Natural Gas		489,064
Pipeline Transportation/Petroleum – 0.5%
Plains All American Pipeline LP	14,143	248,351
Rail – 0.8%
CSX Corp.	10,171	377,039
Renewables/Electric Generation – 10.1%
Ameren Corp.	7,361	544,419
CMS Energy Corp.	10,264	619,330
DTE Energy Co.	4,341	486,800
Duke Energy Corp.	7,287	704,726
Entergy Corp.	4,453	470,593
NextEra Energy, Inc.	17,823	1,139,068
PPL Corp.	5,848	160,995
Public Service Enterprise Group, Inc.	9,223	615,912
Xcel Energy, Inc.	4,644	249,615
Total Renewables/Electric Generation		4,991,458
Residential – 3.2%
American Homes 4 Rent	10,135	372,765
Equity Residential	9,356	590,457
Sun Communities, Inc.	2,110	271,304
UDR, Inc.	8,951	334,857
Total Residential		1,569,383
Retail – 2.3%
Kite Realty Group Trust	13,771	298,555
Regency Centers Corp.	6,050	366,388
Simon Property Group, Inc.	2,350	367,752
Tanger, Inc.	3,800	112,214
Total Retail		1,144,909
Self Storage – 1.4%
Extra Space Storage, Inc.	3,610	530,670
Public Storage	488	141,549
Total Self Storage		672,219
Total UNITED STATES		22,583,936
TOTAL COMMON STOCKS (Cost $33,649,394)		35,830,747
CONVERTIBLE PREFERRED STOCKS – 0.6%
UNITED STATES – 0.6%
Net Lease – 0.3%
Lexington Realty Trust, Series C, 6.50%	2,033	94,270
EPR Properties, Series E, 9.00%	2,773	75,038
Total Net Lease		169,308
Office – 0.3%
Equity Commonwealth, Series D, 6.50%	5,003	125,075
Total UNITED STATES		294,383
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $317,256)		294,383
PREFERRED STOCKS – 3.2%
UNITED STATES – 3.2%
Data Centers – 0.2%
Digital Realty Trust, Inc., Series L, 5.20%	4,567	100,109
Diversified – 0.1%
Centerspace, Series C, 6.63%	1,513	36,524
Hotel – 0.1%
RLJ Lodging Trust, Series A, 1.95%	2,264	55,445
Industrial – 0.2%
Rexford Industrial Realty, Inc., Series C, 5.63%	4,568	98,577
Net Lease – 0.6%
Agree Realty Corp., Series A, 4.25%	10,876	192,940
Realty Income Corp., Series A, 6.00%	3,983	98,500
Total Net Lease		291,440
Residential – 0.5%
American Homes 4 Rent, Series H, 6.25%	3,110	75,604
American Homes 4 Rent, Series G, 5.88%	3,279	75,384
UMH Properties, Inc., Series D, 6.38%	4,369	98,827
Total Residential		249,815
Retail – 1.0%
Kimco Realty Corp., Series L, 5.13%	6,451	147,599
Regency Centers Corp., Series B, 5.88%	5,755	135,012
Kimco Realty Corp., Series N, 7.25%	2,086	117,567
Federal Realty Investment Trust, Series C, 5.00%	4,409	96,778
Total Retail		496,956
Self Storage – 0.5%
Public Storage, Series P, 4.00%	8,468	156,658
Public Storage, Series L, 4.63%	5,253	112,362
Total Self Storage		269,020
Total UNITED STATES		1,597,886
TOTAL PREFERRED STOCKS (Cost $1,575,713)		1,597,886
EXCHANGE TRADED FUNDS — 2.8%
UNITED STATES – 2.8%
iShares GSCI Commodity Dynamic Roll Strategy ETF	51,006	1,377,162
Total UNITED STATES		1,377,162
TOTAL EXCHANGE TRADED FUNDS (Cost $1,406,555)		1,377,162
	Principal Amount
REAL ASSET DEBT – 19.3%
AUSTRALIA – 0.1%
Metals & Mining – 0.1%
Glencore Funding LLC, 2.63%, 09/23/31(b)	55,000	45,887
Total AUSTRALIA		45,887
CANADA – 1.8%
Basic Industrial – 0.2%
Cascades, Inc., 5.38%, 01/15/28(b)	28,000	26,884
Methanex Corp., 5.25%, 12/15/29	17,000	16,274
NOVA Chemicals Corp., 4.25%, 05/15/29(b)	11,000	9,414
NOVA Chemicals Corp., 8.50%, 11/15/28(b)	9,000	9,578
Nutrien Ltd., 4.20%, 04/01/29	45,000	43,476
Total Basic Industrial		105,626
Energy – 0.2%
Baytex Energy Corp., 8.50%, 04/30/30(b)	15,000	15,642
Baytex Energy Corp., 8.75%, 04/01/27(b)	16,000	16,700
Cenovus Energy, Inc., 2.65%, 01/15/32	55,000	45,659
MEG Energy Corp., 5.88%, 02/01/29(b)	35,000	34,409
Total Energy		112,410
Metals & Mining – 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	45,000	46,528
Teck Resources Ltd., 3.90%, 07/15/30	50,000	46,090
Total Metals & Mining		92,618
Oil Gas Transportation & Distribution – 0.4%
Enbridge, Inc., 3.50%, 06/10/24	35,000	34,859
Enbridge, Inc., 5.50% (CME Term SOFR 3 Month + 3.68%), 07/15/77(c)	53,000	50,238
Enbridge, Inc., 5.70%, 03/08/33	20,000	20,476
Parkland Corp., 4.50%, 10/01/29(b)	54,000	49,953
TransCanada PipeLines Ltd., 4.25%, 05/15/28	35,000	33,941
Total Oil Gas Transportation & Distribution		189,467
Telecommunication Services – 0.4%
Bell Telephone Co. of Canada, 2.15%, 02/15/32	55,000	44,454
Rogers Communications, Inc., 3.20%, 03/15/27	15,000	14,240
Rogers Communications, Inc., 3.80%, 03/15/32	50,000	44,966
Rogers Communications, Inc., 5.25% (5 Year CMT Rate + 3.59%), 03/15/82(b)(c)	45,000	43,174
TELUS Corp., 3.40%, 05/13/32	55,000	48,241
Total Telecommunication Services		195,075
Transportation – 0.3%
Canadian National Railway Co., 3.20%, 08/02/46	100,000	74,921
Canadian Pacific Railway Co., 1.75%, 12/02/26	70,000	64,311
Total Transportation		139,232
Utility – 0.1%
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76(c)	41,000	40,493
Total CANADA		874,921
FRANCE – 0.1%
Telecommunication Services – 0.1%
Altice France SA, 5.50%, 01/15/28(b)	46,000	32,758
Iliad Holding SASU, 7.00%, 10/15/28(b)	15,000	14,843
Total Telecommunication Services		47,601
Total FRANCE		47,601
ITALY – 0.0%
Telecommunication Services – 0.0%
Telecom Italia Capital SA, 6.38%, 11/15/33	15,000	14,171
Total ITALY		14,171
LUXEMBOURG – 0.0%
Telecommunication Services – 0.0%
Altice Financing SA, 5.75%, 08/15/29(b)	10,000	8,011
Total LUXEMBOURG		8,011
NETHERLANDS – 0.3%
Energy – 0.1%
Shell International Finance BV, 3.00%, 11/26/51	55,000	37,591
Shell International Finance BV, 6.38%, 12/15/38	20,000	22,672
Total Energy		60,263
Media – 0.2%
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	48,000	42,839
VZ Secured Financing BV, 5.00%, 01/15/32(b)	41,000	35,197
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	20,000	17,141
Total Media		95,177
Total NETHERLANDS		155,440
SPAIN – 0.1%
Utility – 0.1%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	48,000	44,093
Total SPAIN		44,093
UNITED KINGDOM – 0.2%
Media – 0.1%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	67,000	57,996
Telecommunication Services – 0.1%
Vodafone Group PLC, 4.13% (5 Year CMT Rate + 2.77%), 06/04/81(c)	18,000	15,517
Total UNITED KINGDOM		73,513
UNITED STATES – 16.7%
Basic Industrial – 0.4%
Albemarle Corp., 4.65%, 06/01/27	25,000	24,549
Cabot Corp., 3.40%, 09/15/26	20,000	19,019
Cabot Corp., 5.00%, 06/30/32	25,000	24,380
Clearwater Paper Corp., 4.75%, 08/15/28(b)	20,000	18,545
Eastman Chemical Co., 3.80%, 03/15/25	15,000	14,736
Georgia-Pacific LLC, 8.88%, 05/15/31	35,000	43,115
Tronox, Inc., 4.63%, 03/15/29(b)	30,000	26,912
Weyerhaeuser Co., 4.00%, 04/15/30	25,000	23,630
Total Basic Industrial		194,886
Construction & Building Materials – 0.5%
Beazer Homes USA, Inc., 7.25%, 10/15/29	7,000	7,093
KB Home, 4.00%, 06/15/31	27,000	23,941
Lennar Corp., 4.75%, 11/29/27	20,000	19,756
M/I Homes, Inc., 4.95%, 02/01/28	18,000	17,169
NVR, Inc., 3.00%, 05/15/30	25,000	22,212
PulteGroup, Inc., 5.50%, 03/01/26	25,000	25,016
STL Holding Co. LLC, 8.75%, 02/15/29(b)	10,000	10,257
Summit Materials LLC, 7.25%, 01/15/31(b)	15,000	15,594
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)	18,000	17,995
Toll Brothers Finance Corp., 4.88%, 03/15/27	20,000	19,756
Vulcan Materials Co., 3.90%, 04/01/27	25,000	24,236
Vulcan Materials Co., 4.50%, 06/15/47	55,000	47,863
Total Construction & Building Materials		250,888
Diversified – 0.4%
CBRE Services, Inc., 5.50%, 04/01/29	7,000	7,046
CBRE Services, Inc., 5.95%, 08/15/34	25,000	25,669
Cushman & Wakefield LLC, 8.88%, 09/01/31(b)	14,000	14,799
Forestar Group, Inc., 5.00%, 03/01/28(b)	35,000	33,651
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	31,000	32,101
Kennedy-Wilson, Inc., 4.75%, 02/01/30	10,000	7,983
The Howard Hughes Corp., 5.38%, 08/01/28(b)	70,000	67,137
Total Diversified		188,386
Energy – 2.0%
Antero Resources Corp., 5.38%, 03/01/30(b)	24,000	23,049
Baker Hughes Holdings LLC, 5.13%, 09/15/40	50,000	49,286
BP Capital Markets America, Inc., 2.94%, 06/04/51	110,000	73,398
California Resources Corp., 7.13%, 02/01/26(b)	34,000	34,195
Chevron Corp., 2.95%, 05/16/26	20,000	19,260
Civitas Resources, Inc., 8.38%, 07/01/28(b)	35,000	36,852
CNX Resources Corp., 7.38%, 01/15/31(b)	14,000	14,271
Comstock Resources, Inc., 6.75%, 03/01/29(b)	20,000	19,075
ConocoPhillips, 6.50%, 02/01/39	40,000	45,248
ConocoPhillips Co., 2.40%, 03/07/25	20,000	19,467
ConocoPhillips Co., 3.35%, 05/15/25	10,000	9,736
Continental Resources, Inc., 2.27%, 11/15/26(b)	25,000	23,025
Continental Resources, Inc., 4.38%, 01/15/28	15,000	14,503
Crescent Energy Finance LLC, 7.63%, 04/01/32(b)	15,000	15,117
Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	5,000	5,280
Devon Energy Corp., 5.25%, 10/15/27	20,000	20,022
Devon Energy Corp., 5.60%, 07/15/41	50,000	48,218
Diamondback Energy, Inc., 3.25%, 12/01/26	25,000	23,974
Diamondback Energy, Inc., 4.40%, 03/24/51	60,000	49,784
EQT Corp., 7.00%, 02/01/30	23,000	24,419
Exxon Mobil Corp., 4.23%, 03/19/40	75,000	68,483
Halliburton Co., 5.00%, 11/15/45	25,000	23,507
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/27(b)	15,000	15,470
Occidental Petroleum Corp., 5.55%, 03/15/26	55,000	55,207
Occidental Petroleum Corp., 8.88%, 07/15/30	30,000	34,855
Ovintiv, Inc., 6.25%, 07/15/33	45,000	46,766
Pioneer Natural Resources Co., 2.15%, 01/15/31	55,000	46,307
Range Resources Corp., 8.25%, 01/15/29	22,000	22,882
Southwestern Energy Co., 5.38%, 02/01/29	44,000	42,733
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(d)	30,000	31,197
Valero Energy Corp., 4.00%, 04/01/29	45,000	43,185
Total Energy		998,771
Health Facilities – 0.4%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(b)	34,000	26,268
CHS/Community Health Systems, Inc., 8.00%, 03/15/26(b)	9,000	8,986
HCA, Inc., 5.38%, 02/01/25	35,000	34,903
HCA, Inc., 5.88%, 02/15/26	45,000	45,199
HCA, Inc., 5.90%, 06/01/53	25,000	25,160
Tenet Healthcare Corp., 6.13%, 10/01/28	74,000	73,823
Total Health Facilities		214,339
Hotel – 0.1%
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/29(b)	35,000	32,107
Infrastructure Services – 0.4%
GFL Environmental, Inc., 3.50%, 09/01/28(b)	35,000	32,023
GFL Environmental, Inc., 6.75%, 01/15/31(b)	2,000	2,050
Parker-Hannifin Corp., 3.65%, 06/15/24	25,000	24,893
Republic Services, Inc., 2.90%, 07/01/26	25,000	23,960
Waste Connections, Inc., 4.20%, 01/15/33	50,000	47,038
Waste Management, Inc., 1.50%, 03/15/31	30,000	24,159
Waste Management, Inc., 3.13%, 03/01/25	15,000	14,699
Xylem, Inc., 2.25%, 01/30/31	25,000	21,088
Xylem, Inc., 3.25%, 11/01/26	25,000	23,889
Total Infrastructure Services		213,799
Leisure – 1.0%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	27,000	24,817
Caesars Entertainment, Inc., 6.50%, 02/15/32(b)	20,000	20,186
Caesars Entertainment, Inc., 7.00%, 02/15/30(b)	35,000	35,920
Carnival Corp., 4.00%, 08/01/28(b)	20,000	18,627
Cedar Fair LP, 6.50%, 10/01/28	15,000	15,032
Cheplapharm Arzneimittel GmbH, 7.25%, 05/15/31(b)	35,000	35,507
GLP Capital LP, 4.00%, 01/15/30	51,000	46,553
GLP Capital LP, 5.38%, 04/15/26	35,000	34,698
Host Hotels & Resorts LP, 3.50%, 09/15/30	25,000	22,246
Host Hotels & Resorts LP, 4.00%, 06/15/25	15,000	14,686
MGM Resorts International, 4.75%, 10/15/28	36,000	34,232
Park Intermediate Holdings LLC, 5.88%, 10/01/28(b)	34,000	33,314
RHP Hotel Properties LP, 4.50%, 02/15/29(b)	47,000	43,867
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28(b)	25,000	24,708
Station Casinos LLC, 4.50%, 02/15/28(b)	38,000	35,798
VICI Properties LP, 4.50%, 09/01/26(b)	20,000	19,399
Wynn Resorts Finance LLC, 7.13%, 02/15/31(b)	35,000	36,224
Total Leisure		495,814
Media – 1.2%
Cable One, Inc., 4.00%, 11/15/30(b)(d)	11,000	8,584
CCO Holdings LLC, 4.75%, 03/01/30(b)	82,000	70,575
CCO Holdings LLC, 6.38%, 09/01/29(b)	60,000	56,917
Charter Communications Operating LLC, 3.90%, 06/01/52	35,000	22,291
Charter Communications Operating LLC, 4.20%, 03/15/28	45,000	42,405
Charter Communications Operating LLC, 4.91%, 07/23/25	30,000	29,639
Comcast Corp., 2.35%, 01/15/27	25,000	23,395
Comcast Corp., 3.25%, 11/01/39	60,000	46,990
Comcast Corp., 4.15%, 10/15/28	25,000	24,420
Comcast Corp., 4.70%, 10/15/48	50,000	45,847
CSC Holdings LLC, 4.50%, 11/15/31(b)	62,000	43,888
CSC Holdings LLC, 4.63%, 12/01/30(b)	45,000	22,851
Directv Financing LLC, 5.88%, 08/15/27(b)	36,000	34,071
DISH Network Corp., 11.75%, 11/15/27(b)	75,000	76,392
GCI LLC, 4.75%, 10/15/28(b)	27,000	24,758
Total Media		573,023
Media Content – 0.1%
Discovery Communications LLC, 3.95%, 03/20/28	25,000	23,676
Paramount Global, 4.20%, 05/19/32	20,000	16,631
Total Media Content		40,307
Metals & Mining – 0.0%
Freeport-McMoRan, Inc., 4.25%, 03/01/30	25,000	23,686
Oil Gas Transportation & Distribution – 3.0%
Antero Midstream Partners LP, 5.38%, 06/15/29(b)	41,000	39,425
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)	20,000	20,204
Boardwalk Pipelines LP, 4.95%, 12/15/24	25,000	24,851
Buckeye Partners LP, 4.13%, 12/01/27	28,000	26,353
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	50,000	46,531
DCP Midstream Operating LP, 5.60%, 04/01/44	51,000	49,836
DT Midstream, Inc., 4.13%, 06/15/29(b)	17,000	15,629
DT Midstream, Inc., 4.30%, 04/15/32(b)	50,000	45,338
Energy Transfer LP, 2.90%, 05/15/25	30,000	29,123
Energy Transfer LP, 5.75%, 02/15/33	70,000	71,198
Energy Transfer LP, 8.59% (CME Term SOFR 3 Month + 3.28%), 11/01/66(c)	80,000	72,665
EnLink Midstream LLC, 5.38%, 06/01/29	52,000	51,025
Enterprise Products Operating LLC, 3.75%, 02/15/25	25,000	24,661
Enterprise Products Operating LLC, 4.85%, 03/15/44	50,000	46,803
Enterprise Products Operating LLC, 5.38% (CME Term SOFR 3 Month + 2.83%), 02/15/78(c)	55,000	51,261
EQM Midstream Partners LP, 4.50%, 01/15/29(b)	35,000	32,812
Ferrellgas LP, 5.38%, 04/01/26(b)	15,000	14,673
Genesis Energy LP, 7.75%, 02/01/28	10,000	10,055
Global Partners LP, 7.00%, 08/01/27	36,000	36,028
Global Partners LP, 8.25%, 01/15/32(b)	4,000	4,147
Hess Midstream Operations LP, 5.50%, 10/15/30(b)	27,000	26,155
Kinder Morgan Energy Partners LP, 4.30%, 05/01/24	25,000	24,968
Kinder Morgan, Inc., 2.00%, 02/15/31	55,000	45,182
Kinetik Holdings LP, 5.88%, 06/15/30(b)	53,000	51,868
MPLX LP, 1.75%, 03/01/26	70,000	65,431
NuStar Logistics LP, 5.63%, 04/28/27	25,000	24,728
NuStar Logistics LP, 5.75%, 10/01/25	23,000	22,886
ONEOK, Inc., 2.75%, 09/01/24	25,000	24,710
ONEOK, Inc., 5.00%, 03/01/26	20,000	19,880
ONEOK, Inc., 6.05%, 09/01/33	45,000	46,971
Plains All American Pipeline LP, 4.50%, 12/15/26	15,000	14,733
Plains All American Pipeline LP, 4.65%, 10/15/25	55,000	54,260
Suburban Propane Partners LP, 5.00%, 06/01/31(b)	28,000	25,525
Sunoco LP, 4.50%, 05/15/29	25,000	23,239
Tallgrass Energy Partners LP, 6.00%, 12/31/30(b)	47,000	44,652
Targa Resources Corp., 4.20%, 02/01/33	50,000	45,632
Targa Resources Partners LP, 6.50%, 07/15/27	15,000	15,166
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(b)	25,000	25,151
Venture Global LNG, Inc., 8.38%, 06/01/31(b)	25,000	25,783
Western Midstream Operating LP, 4.75%, 08/15/28	60,000	58,367
Williams Cos., Inc., 2.60%, 03/15/31	55,000	46,863
Williams Cos., Inc., 4.55%, 06/24/24	20,000	19,950
Total Oil Gas Transportation & Distribution		1,464,718
Real Estate – 2.1%
American Homes 4 Rent LP, 4.25%, 02/15/28	80,000	76,828
AvalonBay Communities, Inc., 3.45%, 06/01/25	25,000	24,495
Boston Properties LP, 3.20%, 01/15/25	20,000	19,597
EPR Properties, 3.60%, 11/15/31	12,000	10,040
EPR Properties, 3.75%, 08/15/29	40,000	35,340
ERP Operating LP, 2.85%, 11/01/26	25,000	23,681
ERP Operating LP, 3.38%, 06/01/25	45,000	43,948
Essential Properties LP, 2.95%, 07/15/31	40,000	32,470
Global Net Lease, Inc., 3.75%, 12/15/27(b)	20,000	17,131
Highwoods Realty LP, 4.20%, 04/15/29	20,000	18,214
Iron Mountain, Inc., 4.88%, 09/15/29(b)(d)	25,000	23,482
Kite Realty Group Trust, 4.75%, 09/15/30	25,000	23,909
LXP Industrial Trust, 2.70%, 09/15/30	58,000	48,457
LXP Industrial Trust, 4.40%, 06/15/24	15,000	14,870
Mid-America Apartments LP, 1.10%, 09/15/26	25,000	22,675
Mid-America Apartments LP, 2.88%, 09/15/51	37,000	23,730
Mid-America Apartments LP, 3.60%, 06/01/27	20,000	19,219
NNN REIT, Inc., 3.90%, 06/15/24	20,000	19,913
Piedmont Operating Partnership LP, 2.75%, 04/01/32	48,000	34,537
Piedmont Operating Partnership LP, 9.25%, 07/20/28	15,000	15,977
Prologis LP, 2.13%, 04/15/27	25,000	23,031
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/29(b)	45,000	44,873
Public Storage Operating Co., 5.35%, 08/01/53	25,000	25,159
Realty Income Corp., 4.63%, 11/01/25	25,000	24,762
Realty Income Corp., 4.90%, 07/15/33	25,000	24,162
Regency Centers LP, 3.70%, 06/15/30	25,000	23,048
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)	26,000	24,758
Safehold GL Holdings LLC, 2.80%, 06/15/31	30,000	24,770
Safehold GL Holdings LLC, 6.10%, 04/01/34	20,000	19,889
Service Properties Trust, 4.50%, 03/15/25	25,000	24,428
Simon Property Group LP, 1.75%, 02/01/28	25,000	22,282
SITE Centers Corp., 4.70%, 06/01/27	15,000	14,789
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)	15,000	15,121
Store Capital LLC, 2.70%, 12/01/31	15,000	11,807
Sun Communities Operating LP, 2.70%, 07/15/31	30,000	24,729
Ventas Realty LP, 3.50%, 02/01/25	20,000	19,603
VICI Properties LP, 4.75%, 02/15/28	45,000	43,870
Welltower OP LLC, 4.25%, 04/15/28	25,000	24,249
WP Carey, Inc., 4.00%, 02/01/25	45,000	44,358
Total Real Estate		1,028,201
Telecommunication Services – 1.3%
American Tower Corp., 3.38%, 10/15/26	45,000	42,993
American Tower Corp., 4.00%, 06/01/25	35,000	34,394
AT&T, Inc., 2.75%, 06/01/31	25,000	21,545
AT&T, Inc., 3.50%, 09/15/53	70,000	49,464
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	30,000	26,937
Cogent Communications Group, Inc., 3.50%, 05/01/26(b)	25,000	23,802
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	19,000	16,597
Crown Castle, Inc., 3.70%, 06/15/26	25,000	24,149
Crown Castle, Inc., 5.20%, 02/15/49	55,000	50,957
Equinix, Inc., 3.20%, 11/18/29	50,000	44,789
Frontier Communications Holdings LLC, 5.00%, 05/01/28(b)	47,000	43,629
Level 3 Financing, Inc., 10.50%, 05/15/30(b)	35,000	35,788
T-Mobile USA, Inc., 3.40%, 10/15/52	70,000	49,595
T-Mobile USA, Inc., 3.50%, 04/15/25	35,000	34,321
T-Mobile USA, Inc., 4.75%, 02/01/28	42,000	41,454
Uniti Group LP, 10.50%, 02/15/28(b)	10,000	10,367
Verizon Communications, Inc., 1.45%, 03/20/26	25,000	23,320
Verizon Communications, Inc., 2.36%, 03/15/32	30,000	24,657
Verizon Communications, Inc., 3.55%, 03/22/51	65,000	48,350
Windstream Escrow LLC, 7.75%, 08/15/28(b)	10,000	9,251
Total Telecommunication Services		656,359
Transportation – 0.2%
CSX Corp., 2.60%, 11/01/26	20,000	18,922
Union Pacific Corp., 2.75%, 03/01/26	20,000	19,205
Union Pacific Corp., 3.20%, 05/20/41	90,000	70,163
Total Transportation		108,290
Utility – 3.6%
AEP Transmission Co. LLC, 5.40%, 03/15/53	60,000	59,762
Ameren Corp., 3.50%, 01/15/31	50,000	45,203
American Electric Power Co., Inc., 3.20%, 11/13/27	35,000	32,882
Black Hills Corp., 1.04%, 08/23/24	20,000	19,647
Calpine Corp., 5.13%, 03/15/28(b)	33,000	31,674
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	45,000	45,482
Clearway Energy Operating LLC, 3.75%, 02/15/31(b)	29,000	24,886
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	20,000	19,013
CMS Energy Corp., 2.95%, 02/15/27	25,000	23,446
CMS Energy Corp., 4.75% (5 Year CMT Rate + 4.12%), 06/01/50(c)	8,000	7,365
Consolidated Edison Co. of New York, Inc., 3.95%, 04/01/50	90,000	73,122
Constellation Energy Generation LLC, 3.25%, 06/01/25	25,000	24,438
Dominion Energy, Inc., 3.90%, 10/01/25	68,000	66,510
DTE Energy Co., 1.05%, 06/01/25	25,000	23,740
Duke Energy Corp., 2.65%, 09/01/26	30,000	28,313
Duke Energy Corp., 4.30%, 03/15/28	45,000	43,976
Duke Energy Florida LLC, 6.40%, 06/15/38	40,000	43,587
Entergy Corp., 2.95%, 09/01/26	45,000	42,762
Evergy, Inc., 2.90%, 09/15/29	50,000	44,644
Eversource Energy, 4.20%, 06/27/24	80,000	79,730
Exelon Corp., 3.40%, 04/15/26	25,000	24,171
Exelon Corp., 5.15%, 03/15/28	85,000	85,214
Ferrellgas LP, 5.88%, 04/01/29(b)	20,000	19,088
FirstEnergy Corp., 4.15%, 07/15/27	45,000	43,157
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)	40,000	39,514
Florida Power & Light Co., 2.88%, 12/04/51	90,000	59,249
Florida Power & Light Co., 3.13%, 12/01/25	20,000	19,425
Monongahela Power Co., 3.55%, 05/15/27(b)	20,000	19,029
Monongahela Power Co., 5.40%, 12/15/43(b)	75,000	71,592
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/25	25,000	24,687
NiSource, Inc., 0.95%, 08/15/25	25,000	23,530
NiSource, Inc., 4.38%, 05/15/47	60,000	50,356
NRG Energy, Inc., 3.63%, 02/15/31(b)	23,000	19,826
NRG Energy, Inc., 5.25%, 06/15/29(b)	25,000	23,942
NSTAR Electric Co., 2.70%, 06/01/26	20,000	18,948
Pacific Gas and Electric Co., 4.50%, 12/15/41	30,000	23,710
Public Service Co. of Colorado, 5.25%, 04/01/53	50,000	47,477
Public Service Electric and Gas Co., 3.00%, 05/15/27	55,000	52,011
San Diego Gas & Electric Co., 4.50%, 08/15/40	50,000	44,853
Sempra, 3.25%, 06/15/27	20,000	18,845
Sempra, 6.88% (5 Year CMT Rate + 2.79%), 10/01/54(c)	20,000	20,241
Southern California Edison Co., 4.00%, 04/01/47	60,000	47,521
Southern Co., 4.40%, 07/01/46	55,000	47,436
The Southern Co., 3.25%, 07/01/26	40,000	38,453
Virginia Electric and Power Co., 4.45%, 02/15/44	55,000	48,087
Vistra Operations Company, LLC, 7.75%, 10/15/31(b)	30,000	31,416
WEC Energy Group, Inc., 1.38%, 10/15/27	20,000	17,634
Xcel Energy, Inc., 3.30%, 06/01/25	25,000	24,335
Total Utility		1,783,929
Total UNITED STATES		8,267,503
TOTAL REAL ASSET DEBT (Cost $9,146,390)		9,531,140
	Shares
MONEY MARKET FUND – 1.3%
UNITED STATES – 1.3%
First American Treasury Obligations Fund - Class X, 5.28%(e)	623,949	623,949
TOTAL MONEY MARKET FUND (Cost $623,949)		623,949
Total Investments – 99.6% (Cost $46,719,257)		49,255,267
Other Assets in Excess of Liabilities – 0.4%		191,754
TOTAL NET ASSETS – 100.0%		$49,447,021
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—	Non-income producing security.
(b)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2024, the total value of all such securities was $3,739,167 or 7.6% of net assets.

(c)	—
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2024, the total value of all such securities was $63,263 or 0.1% of net assets.

(e)	—	The rate shown represents the seven-day yield as of March 31, 2024.

Abbreviations:
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Rate
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
USD	United States Dollar

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Real Assets Securities Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$–	$1,605,764	$–	$1,605,764
Brazil	506,032	–	–	506,032
Canada	2,007,271	–	–	2,007,271
China	–	406,274	–	406,274
Denmark	–	164,172	–	164,172
France	–	565,684	–	565,684
Germany	–	772,778	–	772,778
Greece	157,737	–	–	157,737
Hong Kong	–	820,464	–	820,464
Japan	–	2,092,168	–	2,092,168
Mexico	–	410,786	–	410,786
Netherlands	–	511,897	–	511,897
New Zealand	352,362	–	–	352,362
Singapore	–	241,071	–	241,071
Spain	–	892,846	–	892,846
Sweden	–	225,646	–	225,646
United Kingdom	–	1,513,859	–	1,513,859
United States	22,583,936	–	–	22,583,936
Total Common Stocks	25,607,338	10,223,409	–	35,830,747
Convertible Preferred Stocks:
United States	294,383	–	–	294,383
Preferred Stocks:
United States	1,597,886	–	–	1,597,886
Exchange Traded Funds:
United States	1,377,162	–	–	1,377,162
Real Asset Debt:
Australia	–	45,887	–	45,887
Canada	–	874,921	–	874,921
France	–	47,601	–	47,601
Italy	–	14,171	–	14,171
Luxembourg	–	8,011	–	8,011
Netherlands	–	155,440	–	155,440
Spain	–	44,093	–	44,093
United Kingdom	–	73,513	–	73,513
United States	–	8,267,503	–	8,267,503
Total Real Asset Debt	–	9,531,140	–	9,531,140
Money Market Fund:
United States	623,949	–	–	623,949
Total	$29,500,718	$19,754,549	$–	$49,255,267
For further information regarding security characteristics, see the Schedule of Investments.